Fair Value Estimation (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets
The following table provides information about assets and liabilities measured at fair value on the balance sheet and categorized by level according to the significance of the inputs used in making the measurements:

	December 31, 2021			December 31, 2020
(in thousands of U.S. dollars)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Rental properties (Note 6)	$—	$—	$7,978,396	$—	$—	$6,321,918
Canadian development properties (Note 9)	—	—	133,250	—	—	110,018
Investments in U.S. residential developments (Note 10)	—	—	143,153	—	—	164,842
Derivative financial instruments (Note 21)	—	363	—	—	841	—
	$—	$363	$8,254,799	$—	$841	$6,596,778
Liabilities
Derivative financial instruments (Note 21)	$—	$230,305	$—	$—	$45,494	$—
Limited partners' interests in single-family rental business (Note 26)	—	—	947,452	—	—	356,305
	$—	$230,305	$947,452	$—	$45,494	$356,305

Disclosure of fair value measurement of liabilities
The following table provides information about assets and liabilities measured at fair value on the balance sheet and categorized by level according to the significance of the inputs used in making the measurements:

	December 31, 2021			December 31, 2020
(in thousands of U.S. dollars)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Rental properties (Note 6)	$—	$—	$7,978,396	$—	$—	$6,321,918
Canadian development properties (Note 9)	—	—	133,250	—	—	110,018
Investments in U.S. residential developments (Note 10)	—	—	143,153	—	—	164,842
Derivative financial instruments (Note 21)	—	363	—	—	841	—
	$—	$363	$8,254,799	$—	$841	$6,596,778
Liabilities
Derivative financial instruments (Note 21)	$—	$230,305	$—	$—	$45,494	$—
Limited partners' interests in single-family rental business (Note 26)	—	—	947,452	—	—	356,305
	$—	$230,305	$947,452	$—	$45,494	$356,305